ADVANCED SERIES TRUST
AST Large-Cap Growth Portfolio
Supplement dated December 4, 2024 to the
Currently Effective Prospectus and Summary Prospectus
This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Large-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
New Subadvisory Arrangements, Investment Strategy and Management Fee Changes
The Board of Trustees of the Trust (the Board) recently approved: (i) replacing Massachusetts Financial Services Company (MFS) with J.P. Morgan Investment Management Inc. (J.P. Morgan) and Putnam Investment Management LLC (Putnam) to serve as subadvisers to the Portfolio alongside ClearBridge Investments, LLC, Jennison Associates LLC and T. Rowe Price Associates, Inc.; (ii) revising the investment strategy of the Portfolio; and (iii) a reduction in management fees. These changes are expected to become effective on or about December 16, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus is hereby revised as follows, effective December 16, 2024:
I.All references and information pertaining to MFS is hereby removed from the Prospectus and Summary Prospectus.
II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.86%
-Fee Waiver and/or Expense Reimbursement	(0.00)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.86%
Reimbursement

III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Large-Cap Growth	$88	$274	$477	$1,061
Portfolio
IV.    The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:
151SUP3
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Large companies are defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had a median market capitalization of approximately $13 billion as of January 31, 2024, and the largest company by market capitalization was approximately $2.9 trillion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.
Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, real estate investment trusts (REITs), futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.
The Subadvisers generally look for companies that they believe will provide an above-average rate of earnings and cash flow growth and which have a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisers believe may provide an opportunity for substantial appreciation. These situations might arise when the Subadvisers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio may at times invest significantly in certain sectors, such as the technology sector.
The assets of the Portfolio are independently managed by five subadvisers under a multi-manager structure. The subadvisers are ClearBridge Investments, LLC, Jennison Associates LLC, J.P. Morgan Investment Management Inc., Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
V.The last paragraph under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the last paragraph in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:
Note: The Portfolio added and removed a subadviser and changed certain investment strategies, effective December 16, 2024. The performance figures prior to December 16, 2024 for the Portfolio reflect the investment performance, investment operations, investment policies, and investment strategies of former subadvisers, and it is not representative of the Portfolio’s current subadviser and the Portfolio’s predicted performance.
VI.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST LARGE-CAP GROWTH PORTFOLIO – MANAGEMENT OF THE PORTFOLIO”
section of the Prospectus is hereby revised to replace all information pertaining to MFS with the information set forth below:
Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
	J.P. Morgan Investment	Wonseok Choi	Managing Director, Portfolio Manager	December
	Management Inc.			2024
		Ellen Sun	Vice President and	December
			Portfolio Manager	2024

		Grace Liu	Vice President and	December
			Portfolio Manager	2024
	Putnam Investment	Richard Bodzy	Portfolio Manager	December
	Management LLC			2024
		Greg McCullough,	Portfolio Manager	December
		CFA.		2024
VII.The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST LARGE-CAP GROWTH PORTFOLIO – Principal Investment Policies” is hereby deleted and replaced with the information set forth below:
Principal Investment Policies: In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity and equity-related securities of large capitalization companies.
Large companies are defined as those companies with market capitalizations (measured at the time of purchase) within the market capitalization of the Russell 1000® Index. The Russell 1000® Index had a median market capitalization of approximately $13 billion as of January 31, 2024, and the largest company by market capitalization was approximately $2.9 trillion as of that date. The size of the companies in the Russell 1000® Index will change with market conditions. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below this level.
Equity and equity-related securities include common and preferred stock, other investment companies, including exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, real estate investment trusts (REITs), futures contracts and other derivative instruments whose value is based on common stock, such as rights, warrants or options to purchase common stock.
The Subadvisers generally look for companies that they believe will provide an above-average rate of earnings and cash flow growth and which have a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisers believe may provide an opportunity for substantial appreciation. These situations might arise when the Subadvisers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management. The Portfolio may at times invest significantly in certain sectors, such as the technology sector.
The assets of the Portfolio are independently managed by five subadvisers under a multi-manager structure. The subadvisers are ClearBridge Investments, LLC, Jennison Associates LLC, J.P. Morgan Investment Management Inc., Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc. The Strategic Investment Research Group (SIRG) of the Manager determines the allocation among the subadvisers and other investment companies, including ETFs, based on its analysis, taking into account market conditions, risks and other factors.
ClearBridge Segment. ClearBridge normally invests its segment of the Portfolio primarily in equity securities or other instruments with similar economic characteristics of US companies with large market capitalizations. The core holdings of the strategy are large capitalization companies that ClearBridge believes to be dominant in their industries due to product, distribution, or service strength. ClearBridge emphasizes individual security selection while diversifying the strategy’s investments across industries, which may help to reduce risk. The portfolio managers attempt to identify established large capitalization companies with the highest growth potential. The portfolio managers then analyze each company in detail, ranking its management, strategy, and competitive market position. Finally, the portfolio managers attempt to identify the best values available among the growth companies identified. The portfolio managers may sell a security if it no longer meets the strategy’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.
Jennison Associates Segment. (Jennison) normally invests its segment of the Portfolio’s assets primarily in the equity and equity-related securities of large capitalization companies. Jennison follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and that Jennison believes are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process for its segment of the Portfolio. Securities in which Jennison invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them, so the Jennison segment of the Portfolio is not likely to receive significant dividend income on its portfolio securities. Jennison’s portfolio managers may focus on companies experiencing some or all of the following: strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development and productive new product flow, superior management, and financial strength. Such companies generally trade at high prices relative to their current earnings. Jennison considers selling or reducing a stock position when, in the opinion of its portfolio managers, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently
J.P. Morgan Segment. In pursuing its investment objective, J.P. Morgan normally invests at least 80% of the portion of the Portfolio’s assets assigned to it in equity securities of large and medium-sized US companies, including common stocks and REITs. In implementing its strategies for the portion of the Portfolio’s assets assigned to it, J.P. Morgan invests primarily in a broad portfolio of equity securities that the adviser believes are high quality growth companies that have strong fundamental and are trading at what J.P. Morgan determines to be attractive valuations.  Generally, these will be equity securities of companies within the Russell 1000 Growth Index.
J.P. Morgan may invest the portion of the Portfolio’s assets assigned to it in derivatives as substitutes for securities in which the Portfolio can invest. To the extent J.P. Morgan uses derivatives, it will primarily use futures contracts to more effectively gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing the Portfolio, J.P. Morgan employs a bottom-up approach to stock selection, focusing on high quality growth companies that have strong fundamentals and are trading at what J.P. Morgan determines to be attractive valuations. J.P. Morgan’s determination of valuation is based on proprietary fundamental research and data analysis, including information about earnings and cash flow. Because J.P. Morgan’s approach to managing the portion of the Portfolio’s assets seeks to identify growth companies with reasonable valuations, it is generally characterized as GARP (Growth at a Reasonable Price).
Putnam Segment. Putnam invests mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth companies purchased for the Portfolio include those with above average growth and leading competitive positions that can achieve sustainable growth. Putnam may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings and cash flows when deciding whether to buy or sell investments. Putnam invests at least 80% of the portfolio’s net assets (plus the amount of any borrowings for investment purposes) in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. Putnam may also invest in small and midsize companies. Putnam may invest in foreign investments, although they do not represent a primary focus of the strategy. In addition, Putnam may engage in transactions involving equity-related derivatives, such as futures, options, certain foreign currency transactions and swap contracts, although they do not represent a primary focus of the Portfolio. Putnam employs a risk aware process that combines bottom-up fundamental research with top-down investment themes to identify stocks that have a durable, above average growth profile.
T. Rowe Price Segment. (T. Rowe Price) normally invests its segment of the Portfolio primarily in common stocks of large capitalization companies. As growth investors, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe Price uses a growth style of investing. Accordingly, T. Rowe Price will generally look for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. While the majority of the assets attributed to this investment category managed by T. Rowe Price will be invested in US common stocks, assets may also be invested in foreign stocks. T. Rowe Price may also invest a portion of its segment of the Portfolio in privately held companies and companies that only recently began to trade publicly. In pursuing its investment objective, T. Rowe Price has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that it believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
VIII.The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST LARGE-CAP GROWTH PORTFOLIO” is hereby revised to replace all information pertaining to MFS the information set forth below:
PGIM Investments. Rick T. Babich and Jeffrey Peasley are jointly and primarily responsible for the Portfolio’s asset allocations.
Rick Babich serves as a Portfolio Manager and the Head of Manager Research for the Strategic Investment Research Group (SIRG). He is responsible for the day-to-day management of single asset class, multi-manager portfolios, the overall manager research effort and the management of the analyst team. Prior to joining Prudential, Mr. Babich was a Director of Research for Parker Global Strategies, an alternative investment firm specializing in fund of fund solutions for insurance companies, pensions, endowments and high net worth individuals, where he served on their Investment and Executive committees. Prior, he was a research analyst at Commerzbank in the Alternative Investment Strategies group, responsible for sourcing managers, performing due diligence, and monitoring the investment portfolio. Mr. Babich also worked in various roles at Morgan Stanley and JP Morgan
& Co. He began his career in finance as a Trader Assistant at the Caxton Corporation. Mr. Babich has a B.S. from Rutgers University in Environmental and Business Economics. He received his MBA from Fordham University with a concentration in Finance.
Jeffrey Peasley is a Vice President, Portfolio Manager, and Senior Research Analyst in PGIM Investments’ Strategic Investment Research Group (SIRG). He joined SIRG in February 2009 and is responsible for the management of single asset class, multi-manager portfolios and oversees a team of analysts who are responsible for the due diligence of equity subadvisors. Prior to joining SIRG, Mr. Peasley was a product manager within the Retirement Plan Strategies department of Prudential Retirement. In this role, Jeff managed the Large Cap Value, Mid Cap Value, Mid Cap Blend and International mandate teams, where his responsibilities included product development, platform management, contract negotiations, sub- advisor relations, and communications. Before joining Prudential in 2009, Mr. Peasley spent the 15 years at Advest, Inc., a regional broker/dealer located in Hartford, CT. His last position at Advest was vice president of due diligence, where he was responsible for the day-to-day management of the department that selected money managers for Advest’s wrap fee programs. Prior to that, Mr. Peasley was vice president and team leader of Managed Accounts Consulting at Advest, where he directed the group that oversaw the management of $1.5 billion in assets by institutional money managers. Mr. Peasley has a B.S. in Finance from the University of Connecticut.
J.P. Morgan Segment. The J.P. Morgan portfolio managers who are jointly and primarily responsible for the day-to-day management of the J.P. Morgan segment of the Portfolio are Wonseok Choi, Ellen Sun, and Grace Liu.
Wonseok Choi, managing director, is head of quantitative research for the U.S. Structured Equity Group, and a portfolio manager. An employee since 2006, he is responsible for conducting quantitative research on proprietary models utilized in portfolio management. Prior to joining the firm, Wonseok worked as a research manager at Arrowstreet Capital, L.P., where he was involved in developing and enhancing the firm's forecasting, risk, and transaction-cost models. Wonseok holds a Ph.D. in economics from Harvard University and a B.A. in economics from Seoul National University.
Ellen Sun, vice president, is a portfolio manager and quantitative researcher within the J.P. Morgan Asset Management U.S. Disciplined Core Equity Group. An employee since February 2019, Ellen works on quantitative research on proprietary models related to portfolio investment process. Ellen graduated summa cum laude with B.A in mathematics and B.A in psychology from New York University. Ellen also holds a M.S. in Financial Engineering from Columbia University. Ellen is a CFA charterholder.
Grace Liu, vice president, is a portfolio manager on the U.S. Disciplined Core Equity Group. An employee since 2012, Grace was previously a generalist research analyst and junior portfolio manager for Core strategies, and a research associate covering the financial sector. Grace holds a M.S. in data science from Columbia University, a M.S in Finance from Massachusetts Institute of Technology and a B.A. in Economics from Shanghai Jiao Tong University. She is also is a CFA charterholder.
Putnam Investments Segment. The Putnam Investments portfolio managers who are jointly and primarily responsible for the day-to-day management of the Putnam Investments segment of the Portfolio are Richard Bodzy and Greg McCullough, CFA.
Richard Bodzy, Portfolio Manager at Putnam Investments. Mr. Bodzy is a Portfolio Manager of Putnam's U.S. Large Cap Growth Equity and U.S. Multi-Cap Growth Equity strategies. He joined Putnam in 2009 and has been in the investment industry since 2008. Previously at Putnam, Mr. Bodzy was an Analyst in the Equity Research group, covering the telecommunication services, media, and software industries. Prior to joining Putnam, he served as an Equity Analyst, covering the industrials sector at RiverSource Investments in 2008, and was a Hedge Fund Data Analyst at Morningstar from 2004 to 2006. Mr. Bodzy earned an M.B.A. from the Darden School of Business at the University of Virginia and a B.A. from the University of Michigan.
Greg McCullough, CFA, Portfolio Manager at Putnam Investments. Mr. McCullough is a Portfolio Manager of Putnam's U.S. Large-Cap Growth Equity and Multi-Cap Growth Equity strategies. He joined Putnam in 2019 and has been in the investment industry since 2008. Prior to joining Putnam, Mr. McCullough served at Loomis Sayles as a Vice President and Senior Global Equity Analyst, covering multiple sectors including technology, consumer, and industrials for the Global Equity Opportunities Strategy, from 2014 to 2019, and as a Vice President and Global Equity Analyst, covering the energy sector, from 2008 to 2013. Mr. McCullough earned an M.B.A. from the Darden School of Business at the University of Virginia and a B.A. from Davidson College.
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